General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL
NOTE 1:	GENERAL

A.	B.O.S. Better Online Solutions Ltd. (“BOS” or the “Company”) is an Israeli corporation. The Company’s shares are listed on NASDAQ under the ticker BOSC.

B.	As of June 30, 2025, the Company has three operating segments that include Intelligent Robotics, RFID and Supply Chain Solutions.

C.	The Company’s wholly owned subsidiaries include:

1.	BOS-Dimex Ltd., (“BOS-Dimex”), is an Israeli company that comprises the RFID segment. BOS-Dimex provides comprehensive turn-key solutions for Automatic Identification and Data Collection (AIDC), combining a mobile infrastructure with software applications of manufacturers that we represent. BOS-Dimex also offers on-site inventory count services in the fields of apparel, food, convenience and pharma as well as asset tagging and counting services for corporate and governmental entities.

2.	BOS-Odem Ltd. (“BOS-Odem”), an Israeli company, is a distributor of electronic components to customers worldwide, mainly in the aerospace and defense industries. BOS-Odem is also a supply chain service provider for aviation customers that prefer to consolidate their component acquisitions through a supplier that is able to provide a comprehensive solution to their components-supply needs. BOS-Odem is part of the Supply Chain Solutions segment; and

3.	Ruby-Tech Inc., a New York corporation, is a wholly owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segment.

D.	Iron Swords War

In October 2023, the Government of Israel declared a state of war in response to attacks on civilians in the southern region of the country, with hostilities also affecting northern Israel. During 2025, the conflict escalated to include direct hostilities between Israel and Iran. A ceasefire between Israel and Iran was reached by the end of June 2025.

The security situation has resulted in certain challenges, including disruptions in supply chains, and temporary shortage of personnel due to the mobilization of employees for reserve duty.

In addition, regional tensions, including Houthis attacks on commercial shipping routes in the Red Sea, have led to delays in shipments and increased shipping costs.

The Company has taken measures to safeguard its employees, and facilities in Israel, and to minimize any potential impact on its operations.

As of June 2025, most of the Company’s employees who had been called up for reserve duty have returned to work.

The security situation in recent months has not had a material impact on the Company’s financial results.

However, given the unpredictability of the duration and the scope of the conflict, the Company is unable to estimate the potential future impact on its business, financial condition or results of operations. Management continuous to monitor the developments closely and will take appropriate actions to mitigate risks to its operations and assets.